BENEFITS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Activity in Benefits Payable
On a consolidated basis, activity in benefits payable, excluding military services, was as follows for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
	(in millions)
Balances at January 1	$4,976	$4,475	$3,893
Less: Premium deficiency reserve	(176)	—	—
Less: Reinsurance recoverables	(85)	(78)	—
Balances at January 1, net	4,715	4,397	3,893
Incurred related to:
Current year	45,318	44,397	38,641
Prior years	(582)	(236)	(518)
Total incurred	44,736	44,161	38,123
Paid related to:
Current year	(40,852)	(39,802)	(34,357)
Prior years	(4,112)	(4,041)	(3,262)
Total paid	(44,964)	(43,843)	(37,619)
Premium deficiency reserve	—	176	—
Reinsurance recoverable	76	85	78
Balances at December 31	$4,563	$4,976	$4,475

Activity in benefits payable for our Retail segment was as follows for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
	(in millions)
Balances at January 1	$3,424	$3,428	$3,199
Less: Reinsurance recoverables	(85)	(78)	—
Balances at January 1, net	3,339	3,350	3,199
Incurred related to:
Current year	37,212	36,299	31,510
Prior years	(429)	(248)	(485)
Total incurred	36,783	36,051	31,025
Paid related to:
Current year	(33,608)	(33,050)	(28,267)
Prior years	(3,084)	(3,012)	(2,607)
Total paid	(36,692)	(36,062)	(30,874)
Reinsurance recoverable	76	85	78
Balances at December 31	$3,506	$3,424	$3,428
Activity in benefits payable for our Group and Specialty segment, excluding military services, was as follows for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
	(in millions)
Balances at January 1	$616	$603	$572
Less: Reinsurance recoverables	—	—	—
Balances at January 1, net	616	603	572
Incurred related to:
Current year	5,271	5,377	5,286
Prior years	(46)	(7)	(29)
Total incurred	5,225	5,370	5,257
Paid related to:
Current year	(4,700)	(4,774)	(4,689)
Prior years	(562)	(583)	(537)
Total paid	(5,262)	(5,357)	(5,226)
Balances at December 31	$579	$616	$603
Activity in benefits payable for our Individual Commercial segment, was as follows for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
	(in millions)
Balances at January 1	$917	$424	$101
Less:Premium deficiency reserve	(176)	—	—
Balances at January 1, net	741	424	101
Incurred related to:
Current year	3,677	3,512	2,431
Prior years	(106)	20	(3)
Total incurred	3,571	3,532	2,428
Paid related to:
Current year	(3,409)	(2,790)	(2,009)
Prior years	(449)	(425)	(96)
Total paid	(3,858)	(3,215)	(2,105)
Premium deficiency reserve	—	176	—
Balances at December 31	$454	$917	$424

Schedule Of Favorable Medical Claims Reserve Development Related To Prior Fiscal Years By Segment
The table below details our favorable medical claims reserve development related to prior fiscal years by segment for 2016, 2015, and 2014.

	Favorable Medical Claims Reserve Development
	2016	2015	2014

Retail Segment	$(429)	$(248)	$(485)
Group and Specialty Segment	(46)	(7)	(29)
Individual Commercial Segment	(106)	20	(3)
Other Businesses	(1)	(1)	(1)
Total	$(582)	$(236)	$(518)

Benefit Expenses Excluded From Activity in Benefits Payable
Benefits expense excluded from the previous table was as follows for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
	(in millions)
Premium deficiency reserve for short-duration policies	$(176)	$176	$—
Military services	8	12	11
Future policy benefits	439	(80)	32
Total	$271	$108	$43

Schedule Of Benefits Expense
The following tables provide information about incurred and paid claims development for the Individual Commercial segment as of December 31, 2016, net of reinsurance.

	Incurred Claims, Net of Reinsurance
	For the Years Ended December 31,
Claims Incurred Year	2014 Unaudited	2015 Unaudited	2016
	(in millions)
2014	$2,431	$2,450	$2,445
2015		3,512	3,412
2016			3,677
Total			$9,534

	Cumulative Paid Claims, Net of Reinsurance
	For the Years Ended December 31,
Claims Incurred Year	2014 Unaudited	2015 Unaudited	2016
	(in millions)
2014	$2,009	$2,431	$2,447
2015		2,790	3,224
2016			3,409
Total			$9,080
All outstanding benefit liabilities before 2014, net of reinsurance			N/A
Benefits payable, net of reinsurance			$454

Reconciliation to Consolidated
The reconciliation of the net incurred and paid claims development tables to benefits payable in the consolidated statement of financial position is as follows:

December 31, 2016
Net outstanding liabilities
Retail	$3,430
Group and Specialty	579
Individual Commercial	454
Other insurance lines	24
Benefits payable, net of reinsurance	4,487
Reinsurance recoverable on unpaid claims
Retail	76
Total reinsurance recoverable on unpaid claims	76
Total benefits payable, gross	$4,563
The following tables provide information about incurred and paid claims development for the Retail segment as of December 31, 2016, net of reinsurance.

	Incurred Claims, Net of Reinsurance
	For the Years Ended December 31,
Claims Incurred Year	2014 Unaudited	2015 Unaudited	2016
	(in millions)
2014	$31,510	$31,294	$31,248
2015	—	36,299	35,928
2016	—	—	37,212
Total			$104,388

	Cumulative Paid Claims, Net of Reinsurance
	For the Years Ended December 31,
Claims Incurred Year	2014 Unaudited	2015 Unaudited	2016
	(in millions)
2014	$28,267	$31,218	$31,238
2015		33,050	36,112
2016			33,608
Total			$100,958
All outstanding benefit liabilities before 2014, net of reinsurance			N/A
Benefits payable, net of reinsurance			$3,430
The following tables provide information about incurred and paid claims development for the Group and Specialty segment as of December 31, 2016, net of reinsurance.

	Incurred Claims, Net of Reinsurance
	For the Years Ended December 31,
Claims Incurred Year	2014 Unaudited	2015 Unaudited	2016
	(in millions)
2014	$5,286	$5,274	$5,274
2015	—	5,377	5,333
2016	—	—	5,271
Total			$15,878

	Cumulative Paid Claims, Net of Reinsurance
	For the Years Ended December 31,
Claims Incurred Year	2014 Unaudited	2015 Unaudited	2016
	(in millions)
2014	$4,689	$5,261	$5,272
2015		4,774	5,327
2016			4,700
Total			$15,299
All outstanding benefit liabilities before 2014, net of reinsurance			N/A
Benefits payable, net of reinsurance			$579